SEGMENT INFORMATION	3 Months Ended
Sep. 30, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

11.   SEGMENT INFORMATION

The tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	12,195,210	39,871,696	22,660,580	74,727,486
Royalties	309,297	—	—	309,297
Right of use licenses	—	—	2,399,212	2,399,212
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	160,540	—	—	160,540
Total	12,665,047	39,871,696	25,059,792	77,596,535

Cost of sales	(5,054,226)	(22,268,002)	(13,974,257)	(41,296,485)
Gross profit per segment	7,610,821	17,603,694	11,085,535	36,300,050
% Gross margin	60%	44%	44%	47%

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	18,501,927	47,739,696	22,822,682	89,064,305
Royalties	693,786	—	—	693,786
Right of use licenses	—	—	2,862,987	2,862,987
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	666,175	—	—	666,175
Total	19,861,888	47,739,696	25,685,669	93,287,253

Cost of sales	(12,802,027)	(29,025,677)	(13,968,341)	(55,796,045)
Gross profit per segment	7,059,861	18,714,019	11,717,328	37,491,208
% Gross margin	36%	39%	46%	40%